COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Advance minimum royalty obligation		$ 64,950	$ 54,950
Land and road access lease payments, option payments and land rent payments		329,331	195,193
Claim fees		$ 191,565	$ 191,651
Maverix Metals Inc [Member]
Disclosure of contingent liabilities [line items]
Percentage of portion net smelter return payable	2.50%	2.50%
Cumulative royalty payment of C$10 million [Member] | Maverix Metals Inc [Member]
Disclosure of contingent liabilities [line items]
Percentage of portion net smelter return payable	1.00%	1.00%
Cumulative royalty payment necessary to reduce NSR payable	$ 10	$ 7,900,000